Property and equipment net - Summary of property plant and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 3,914	$ 3,221
Less: accumulated depreciation and amortization		(1,836)	(1,281)
Property and equipment, net	$ 2,024	2,078	1,940
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		693
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,088	3,088
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		29	29
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 104	$ 104